INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Inventory, Net [Abstract]
Raw materials	$ 1,732	$ 1,928
Work-in-progress	1,538	1,844
Finished goods	656	678
Total inventories	$ 3,926	$ 4,450